Supplemental Cash Flow Information - Schedule of Reconciliation of the Liabilities arising from Financing Activities (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Indebtedness [Member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance	$ 3,493,607	$ 3,096,615
Cash inflows	130,218	340,000
Cash outflows
Amortization of deferred financing costs, prepayment options, warrants and loss on repayment	2,325	727
Interest paid
Interest accrued	12,477	3,076
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants	(32,865)	(85,943)
Non-cash addition
Non-cash transfer
Impact of foreign exchange	39,050	(1,267)
Ending balance	3,644,812	3,353,208
Satellite performance incentive payments [Member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance	12,355	15,060
Cash inflows
Cash outflows	(212)	(190)
Amortization of deferred financing costs, prepayment options, warrants and loss on repayment
Interest paid
Interest accrued
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants
Non-cash addition
Non-cash transfer
Impact of foreign exchange	171	2
Ending balance	12,314	14,872
Lease liabilities [Member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance	40,109	33,375
Cash inflows
Cash outflows	(674)	(515)
Amortization of deferred financing costs, prepayment options, warrants and loss on repayment
Interest paid	(404)	(446)
Interest accrued	442	446
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants
Non-cash addition	100	4,215
Non-cash transfer	(29)
Impact of foreign exchange	30	(82)
Ending balance	$ 39,574	$ 36,993